Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Trade And Other Receivables
	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	42,082,559	58,525,950
Receivables from shareholders	236,325	745,431
Guarantee deposits	43	83
	42,318,927	59,271,464
Current:

Trade receivables - CAMMESA	31,748,162	31,808,122
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	738,018	521,711
Trade receivables - Large users	2,145,079	2,703,490
Trade receivables - Forest clients	600,349	-
Receivables from associates and other related parties	58	97
Other receivables	8,677,616	9,317,354
	43,909,282	44,350,774

Allowance for doubtful accounts - Note 13.1.1.	(17,267)	(28,821)
	43,892,015	44,321,953

Due date of trade and other receivables
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2022	86,210,942	80,081,901	6,117,248	10,065	526	81	1,121

Allowance for doubtful accounts
	12-31-2022						12-31-2021
Item	At beginning	Increases	Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	28,821	2,007	(10,998	)(1)	(2,563)	17,267	28,821
Total 12-31-2022	28,821	2,007	(10,998)		(2,563)	17,267
Total 12-31-2021	40,772	13,883	(13,334	)(1)	(12,500)		28,821

Trade And Other Payables
	12-31-2022	12-31-2021
	ARS 000	ARS 000

Current:

Trade and other payables	7,382,325	5,162,280
Payables to associates and other related parties	124,347	139,137
	7,506,672	5,301,417

Other Loans And Borrowings
	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	45,240,939	63,236,342
Corporate bonds (Note 13.3.8)	-	6,581,094
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	-	663,107
	45,240,939	70,480,543

Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	10,995,045	12,273,579
Corporate bonds (Note 13.3.8)	5,084,348	-
Derivative financial liabilities not designated as hedging instrument - Stock options	-	607,679
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	-	385,607
Bank and investment accounts overdrafts	2,106,631	7,127
	18,186,024	13,273,992

Changes in liabilities arising from financing activities
	01-01-2022	Payments	Non-cash transactions	Disbursements	Other	12-31-2022
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	70,480,543	-	(31,563,075)	-	6,323,471	45,240,939

Current liabilities

Loans and borrowings	13,273,992	(11,491,144)	(14,728,317)	2,104,679	29,026,814	18,186,024

	01-01-2021	Payments	Non-cash transactions	Disbursements	Other	12-31-2021
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	90,691,315	-	(40,776,526)	-	20,565,754	70,480,543

Current liabilities

Other loans and borrowings	59,170,747	(39,518,696)	(9,807,776)	380,351	3,049,366	13,273,992

Fair Value Of Financial Assets And Liabilities
	Carrying amount		Fair value
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets

Trade and other receivables	86,210,942	103,593,416	86,210,942	103,593,416
Other financial assets	42,844,040	38,646,568	42,844,040	38,646,568
Cash and cash equivalents	9,243,771	548,787	9,243,771	548,787
Total	138,298,753	142,788,771	138,298,753	142,788,771

Financial liabilities

Loans and borrowings	63,426,963	83,754,535	63,426,963	83,754,535
Total	63,426,963	83,754,535	63,426,963	83,754,535

Fair Value Measurement Hierarchy
	Fair value measurement using:
12-31-2022	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	6,140,983	6,140,983	-
Public debt securities	34,815,165	34,815,165	-	-
Stocks and corporate bonds	526,671	526,671	-	-
Interest rate swap	1,361,221	-	1,361,221	-
Total financial assets measured at fair value	42,844,040	41,482,819	1,361,221	-
	Fair value measurement using:
12-31-2021	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	1,659,050	1,659,050	-	-
Public debt securities	35,494,884	35,494,884	-	-
Stocks and corporate bonds	1,492,634	1,492,634	-	-
Total financial assets measured at fair value	38,646,568	38,646,568	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments:
Interest rate swap	1,048,714	-	1,048,714	-
Stock options	607,679	607,679	-	-
Total financial liabilities measured at fair value	1,656,393	607,679	1,048,714	-

Other Financial Assets
	12-31-2022	12-31-2021
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by National Government	34,815,130	18,429,760
Public debt securities - T-Bills	35	17,065,124
Mutual funds	5,981,519	1,659,050
Stocks and corporate bonds	526,671	1,492,634
Interest rate swap	422,214	-
	41,745,569	38,646,568

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Mutual funds	159,464	-
Interest rate swap	939,007	-
	1,098,471	-
Financial assets at amortized cost

Unquoted shares:

- TSM	43,528	43,528
- TMB	24,409	24,409
	67,937	67,937
	1,166,408	67,937

Financial Assets And Liabilities In Foreign Currency
	12-31-2022					12-31-2021
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000

NON-CURRENT ASSETS

Trade and other receivables	USD	237,581	177.13	(2)	42,082,318	USD	292,408	58,525,479
Other financial assets	USD	5,306	176.96		938,897	USD	-	-
					43,021,215			58,525,479

CURRENT ASSETS

Cash and cash equivalents	USD	50,869	176.96		9,001,778	USD	2,745	548,181
	EUR	2	189.26		379	EUR	2	452
Other financial assets	USD	8,983	176.96		1,589,632	USD	94,859	18,943,446
Trade and other receivables	USD	92,185	177.13	(2)	16,328,572	USD	74,032	14,817,506
	USD	29,201	176.96		5,167,409	USD	32,542	6,498,702
					32,087,770			40,808,287
					75,108,985			99,333,766

NON-CURRENT LIABILITIES

Loans and borrowings	USD	305,131	177.16		54,057,008	USD	368,241	73,681,916
					54,057,008			73,681,916

CURRENT LIABILITIES

Loans and borrowings	USD	64,439	177.16		11,416,013	USD	65,894	13,184,834
Trade and other payables	USD	9,966	177.16		1,765,577	USD	8,277	1,656,157
	EUR	144	189.92		27,348	EUR	68	15,414
					13,208,938			14,856,405
					67,265,946			88,538,321